Average Annual Total Returns		12 Months Ended	15 Months Ended	58 Months Ended	60 Months Ended	108 Months Ended	116 Months Ended	120 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Diamond Hill Small Cap Fund | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index
Average Annual Return, Percent		17.15%			13.15%			14.29%
Diamond Hill Small Cap Fund | Russell 2000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index
Average Annual Return, Percent		12.81%			6.09%			9.62%
Diamond Hill Small Cap Fund | Investor
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Before Taxes
Average Annual Return, Percent		11.48%			11.73%			8.46%
Performance Inception Date	Dec. 29, 2000
Diamond Hill Small Cap Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I Before Taxes
Average Annual Return, Percent		11.84%			12.05%			8.77%
Performance Inception Date	Apr. 29, 2005
Diamond Hill Small Cap Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		10.40%			7.96%			6.10%
Performance Inception Date	Apr. 29, 2005
Diamond Hill Small Cap Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.05%			8.79%			6.51%
Performance Inception Date	Apr. 29, 2005
Diamond Hill Small Cap Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class Y Before Taxes
Average Annual Return, Percent		11.96%			12.20%			8.90%
Performance Inception Date	Dec. 30, 2011
Diamond Hill Small-Mid Cap Fund | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index
Average Annual Return, Percent		17.15%			13.15%			14.29%
Diamond Hill Small-Mid Cap Fund | Russell 2500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2500® Index
Average Annual Return, Percent		11.91%			7.26%			10.40%
Diamond Hill Small-Mid Cap Fund | Investor
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Before Taxes
Average Annual Return, Percent		8.33%			7.89%			7.66%
Performance Inception Date	Dec. 30, 2005
Diamond Hill Small-Mid Cap Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I Before Taxes
Average Annual Return, Percent		8.63%			8.20%			7.98%
Performance Inception Date	Dec. 30, 2005
Diamond Hill Small-Mid Cap Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		7.16%			6.89%			6.92%
Performance Inception Date	Dec. 30, 2005
Diamond Hill Small-Mid Cap Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.18%			6.36%			6.32%
Performance Inception Date	Dec. 30, 2005
Diamond Hill Small-Mid Cap Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class Y Before Taxes
Average Annual Return, Percent		8.76%			8.32%			8.11%
Performance Inception Date	Dec. 30, 2011
Diamond Hill Mid Cap Fund | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index
Average Annual Return, Percent		17.15%			13.15%			14.29%
Diamond Hill Mid Cap Fund | Russell Midcap® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Index
Average Annual Return, Percent		10.60%			8.67%			11.01%
Diamond Hill Mid Cap Fund | Investor
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Before Taxes
Average Annual Return, Percent		13.10%			9.04%			8.23%
Performance Inception Date	Dec. 31, 2013
Diamond Hill Mid Cap Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I Before Taxes
Average Annual Return, Percent		13.37%			9.35%			8.54%
Performance Inception Date	Dec. 31, 2013
Diamond Hill Mid Cap Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		9.16%			7.66%			7.48%
Performance Inception Date	Dec. 31, 2013
Diamond Hill Mid Cap Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.95%			7.30%			6.86%
Performance Inception Date	Dec. 31, 2013
Diamond Hill Mid Cap Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class Y Before Taxes
Average Annual Return, Percent		13.63%			9.50%			8.68%
Performance Inception Date	Dec. 31, 2013
Diamond Hill Large Cap Fund | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index
Average Annual Return, Percent		17.15%			13.15%			14.29%
Diamond Hill Large Cap Fund | Russell 1000® Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Average Annual Return, Percent		15.91%			11.33%			10.53%
Diamond Hill Large Cap Fund | Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index
Average Annual Return, Percent		17.37%			13.59%			14.59%
Diamond Hill Large Cap Fund | Investor
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Before Taxes
Average Annual Return, Percent		5.33%			7.64%			9.84%
Performance Inception Date	Jun. 29, 2001
Diamond Hill Large Cap Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I Before Taxes
Average Annual Return, Percent		5.65%			7.96%			10.16%
Performance Inception Date	Jan. 31, 2005
Diamond Hill Large Cap Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		4.15%			6.29%			8.70%
Performance Inception Date	Jan. 31, 2005
Diamond Hill Large Cap Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.42%			6.13%			8.09%
Performance Inception Date	Jan. 31, 2005
Diamond Hill Large Cap Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class Y Before Taxes
Average Annual Return, Percent		5.74%			8.08%			10.28%
Performance Inception Date	Dec. 30, 2011
Diamond Hill Select Fund | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index
Average Annual Return, Percent		17.15%			13.15%			14.29%
Diamond Hill Select Fund | Investor
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Before Taxes
Average Annual Return, Percent		13.29%			12.79%			12.08%
Performance Inception Date	Dec. 30, 2005
Diamond Hill Select Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I Before Taxes
Average Annual Return, Percent		13.58%			13.13%			12.41%
Performance Inception Date	Dec. 30, 2005
Diamond Hill Select Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		11.51%			11.37%			11.14%
Performance Inception Date	Dec. 30, 2005
Diamond Hill Select Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.55%			10.18%			10.01%
Performance Inception Date	Dec. 30, 2005
Diamond Hill Select Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class Y Before Taxes
Average Annual Return, Percent		13.72%			13.26%			12.54%
Performance Inception Date	Dec. 30, 2011
Diamond Hill Long-Short Fund | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index
Average Annual Return, Percent		17.15%			13.15%			14.29%
Diamond Hill Long-Short Fund | Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index
Average Annual Return, Percent		17.37%			13.59%			14.59%
Diamond Hill Long-Short Fund | 60% Russell 1000® Index/40% Bloomberg US T-Bills 1-3 Month Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	60% Russell 1000® Index/40% Bloomberg US T-Bills 1-3 Month Index
Average Annual Return, Percent		12.12%			9.64%			9.78%
Diamond Hill Long-Short Fund | Investor
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Before Taxes
Average Annual Return, Percent		18.76%			9.72%			7.68%
Performance Inception Date	Jun. 30, 2000
Diamond Hill Long-Short Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I Before Taxes
Average Annual Return, Percent		19.10%			10.04%			7.99%
Performance Inception Date	Jan. 31, 2005
Diamond Hill Long-Short Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		18.56%			8.44%			6.76%
Performance Inception Date	Jan. 31, 2005
Diamond Hill Long-Short Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.54%			7.61%			6.18%
Performance Inception Date	Jan. 31, 2005
Diamond Hill Long-Short Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class Y Before Taxes
Average Annual Return, Percent		19.24%			10.17%			8.11%
Performance Inception Date	Dec. 30, 2011
Diamond Hill International Fund | MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI ex USA Index
Average Annual Return, Percent		32.39%			7.91%	8.86%
Diamond Hill International Fund | Investor
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Before Taxes
Average Annual Return, Percent		27.87%			8.62%	9.71%
Performance Inception Date	Jun. 28, 2019
Diamond Hill International Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I Before Taxes
Average Annual Return, Percent		28.27%			8.95%	10.03%
Performance Inception Date	Jun. 28, 2019
Diamond Hill International Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		26.49%			8.21%
Performance Inception Date	Jun. 28, 2019
Diamond Hill International Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		17.35%			6.90%
Performance Inception Date	Jun. 28, 2019
Diamond Hill International Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class Y Before Taxes
Average Annual Return, Percent		28.44%			9.09%	10.16%
Performance Inception Date	Jun. 28, 2019
Diamond Hill Short Duration Securitized Bond Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%			(0.36%)		1.49%
Diamond Hill Short Duration Securitized Bond Fund | Bloomberg 1-3 Year US Government/Credit Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		5.35%			1.97%		2.02%
Diamond Hill Short Duration Securitized Bond Fund | Investor
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Before Taxes
Average Annual Return, Percent		6.22%			4.41%		3.94%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Short Duration Securitized Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I Before Taxes
Average Annual Return, Percent		6.60%			4.73%		4.25%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Short Duration Securitized Bond Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		4.03%			2.69%		2.48%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Short Duration Securitized Bond Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.87%			2.72%		2.48%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Short Duration Securitized Bond Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class Y Before Taxes
Average Annual Return, Percent		6.62%			4.85%		4.37%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Core Bond Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%			(0.36%)		1.49%
Diamond Hill Core Bond Fund | Investor
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Before Taxes
Average Annual Return, Percent		6.95%			0.35%		2.04%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Core Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I Before Taxes
Average Annual Return, Percent		7.16%			0.61%		2.33%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Core Bond Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		5.08%			(0.97%)		0.96%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Core Bond Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.21%			(0.23%)		1.18%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Core Bond Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class Y Before Taxes
Average Annual Return, Percent		7.39%			0.74%		2.45%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Core Plus Bond Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	4.29%
Diamond Hill Core Plus Bond Fund | Investor
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Before Taxes
Average Annual Return, Percent		7.77%	5.76%
Performance Inception Date	Oct. 15, 2024
Diamond Hill Core Plus Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I Before Taxes
Average Annual Return, Percent		8.03%	6.04%
Performance Inception Date	Oct. 15, 2024
Diamond Hill Core Plus Bond Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		6.01%	4.09%
Performance Inception Date	Oct. 15, 2024
Diamond Hill Core Plus Bond Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.72%	3.76%
Performance Inception Date	Oct. 15, 2024
Diamond Hill Core Plus Bond Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class Y Before Taxes
Average Annual Return, Percent		8.25%	6.22%
Performance Inception Date	Oct. 15, 2024
Diamond Hill Large Cap Concentrated ETF | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index
Average Annual Return, Percent		17.15%		12.99%
Diamond Hill Large Cap Concentrated ETF | Russell 1000® Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Average Annual Return, Percent		15.91%		10.60%
Diamond Hill Large Cap Concentrated ETF | Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index
Average Annual Return, Percent		17.37%		13.61%
Diamond Hill Large Cap Concentrated ETF | Diamond Hill Large Cap Concentrated ETF Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class Y Before Taxes
Average Annual Return, Percent		8.97%		9.40%
Performance Inception Date	Feb. 26, 2021
Diamond Hill Large Cap Concentrated ETF | Diamond Hill Large Cap Concentrated ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		7.79%		8.56%
Performance Inception Date	Feb. 26, 2021
Diamond Hill Large Cap Concentrated ETF | Diamond Hill Large Cap Concentrated ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.13%		7.35%
Performance Inception Date	Feb. 26, 2021